Other Payables - Summary of Other Payables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Trade and other current payables [abstract]
Payable to equipment suppliers	$ 1,196,181		$ 1,405,931
Salaries and bonuses payable	994,651		1,002,577
Employees' compensation payable	250,181		447,303
Pension payable	16,825		16,541
Directors' remuneration payable	6,255		11,182
Interest payable	9,625		7,768
Other expense payable	1,005,327		905,179
Other payables	$ 3,479,045	$ 113,620	$ 3,796,481